Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of Components of Income Tax Expense Benefit
34.1 Details of income tax expense for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Income tax payable
Current income tax expense	￦	1,099,171	￦	1,571,947	￦	1,972,104
Adjustments of income tax of prior years recognized in current tax		(13,434)		7,952		(122,385)

		1,085,737		1,579,899		1,849,719

Changes in deferred income tax assets and liabilities*		326,918		214,660		(1,540,280)

Income tax recognized directly in equity and others
Remeasurements of net defined benefit liabilities		4,949		18,638		(91,150)
Currency translation differences		14,988		(15,675)		(15,059)
Net gains or losses on financial assets at fair value through other comprehensive income		(88,907)		(71,421)		1,291,023
Share of other comprehensive income or loss of associates and joint ventures		2,976		(7)		44
Gains or losses on cash flow hedging instruments		7,580		(21,534)		(26,930)
Gains or losses on hedging instruments of net investments in foreign operations		(24,500)		25,599		24,936
Other comprehensive income or loss arising from separate account		3,671		24,206		56,765
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(3,350)		(5,202)		(14,009)
Net gains or losses on overlay adjustment		(61,637)		(46,834)		167,741
Consideration for exchange right of exchangeable bonds		(4,526)		—		—

		(148,756)		(92,230)		1,393,361

Others		495		(5,104)		(80,413)

Income tax expense	￦	1,264,394	￦	1,697,225	￦	1,622,387

*
Due to amendments of tax laws at the end of 2022, the effect of corporate tax rate change is reflected in deferred income tax assets and liabilities that are expected to be realized after
December 31, 2022.
(Corporate tax rates after the amendments: 10% for tax base ￦ 200 million or less, 21% for tax base over ￦ 200 million to ￦ 20,000 million, 23.2% for tax base over ￦ 20,000 million to ￦ 300,000 million, 26.5% for tax base over ￦ 300,000 million)

Schedule of Effective Income Tax Rate Reconciliation
34.2 Analysis of the relationship between net profit before income tax expense and income tax expense for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020			2021			2022
	Tax rate (%)	Amount		Tax rate (%)	Amount		Tax rate (%)	Amount
	(In millions of Korean won)
Profit before income tax expense		￦	4,779,972		￦	6,081,606		￦	5,795,626
Income tax at the applicable tax rate*	27.28		1,304,130	27.33		1,662,080	27.32		1,583,435
Non-taxable income	(1.55)		(73,855)	(0.67)		(40,708)	(1.21)		(70,105)
Non-deductible expenses	0.35		16,541	0.42		25,739	0.39		22,661
Tax credit and tax exemption	(0.08)		(4,016)	(0.01)		(361)	(0.04)		(2,380)
Temporary difference for which no deferred tax is recognized	0.47		22,189	0.08		5,065	2.34		135,694
Changes in recognition and measurement of deferred tax	0.24		11,616	0.10		5,997	0.85		49,262
Income tax refund for tax of prior years	(0.46)		(22,139)	(0.23)		(13,953)	(2.39)		(138,314)
Income tax expense of overseas branches	0.23		10,739	0.31		18,571	0.54		31,270
Tax rate change effect				—		—	0.19		10,726
Others	(0.02)		(811)	0.57		34,795	0.00		138

Average effective tax rate and income tax expense	26.45	￦	1,264,394	27.91	￦	1,697,225	27.99	￦	1,622,387

*
Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2020, 2021 and 2022.